INCOME TAXES - Summary of reconciliation between effective income tax rate and PRC statutory income tax rate (Detail)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	(5.00%)	0.50%
Tax effect of other expenses that are not deductible in determining taxable profit	(0.90%)		(2.40%)
Effect of share-based compensation	(0.70%)	(0.30%)
Tax effect of loss on disposal of long-term assets	(2.00%)	(7.60%)
Effect of change in valuation allowance	(16.40%)	(17.60%)	(22.60%)
Effective tax rate	0.00%	0.00%	0.00%